Debt Obligations (Tables)	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Outstanding borrowings under the credit facility
Our outstanding borrowings at September 30, 2013 and December 31, 2012, respectively, were as follows (in thousands):

	September 30, 2013	December 31, 2012
Revolving loan facility	$121,035	$128,285
Other debt	157	—
Loans associated with Blackwater:
Note, prime plus 1.5% interest, issued October 2010 and due September 2014	1,174	—
Term loan, 4.5% interest, issued February 2012 and due August 2017	1,104	—
Term loan, JPM prime rate interest, issued June 2012 and due May 2018	2,477	—
Term loan, JPM prime rate interest, issued March 2013 and due September 2018	1,348	—
Convertible promissory note with affiliate, 10% interest, issued October 2012 and due October 2013	20,000	—
Term loan, JPM prime rate interest, issued July 2013 and due July 2014	1,299	—
Term loan, JPM prime rate interest, issued July 2013 and due July 2014	3,575	—
Total debt	152,169	128,285
Less: current portion of loans to affiliate	20,000	—
Less: current portion of long-term debt	7,281	—
Total debt net of current portion	$124,888	$128,285